UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%
	Shares	Value
Argentina — 0.8%
Ternium ADR	476,492	$10,344,641

Brazil — 8.5%
Banco do Brasil	1,710,400	11,130,471
Banco Santander Brasil ADR	114,270	714,188
BM&F Bovespa SA	754,900	4,437,575
BR Malls Participacoes*	284,300	1,234,562
BR Properties	19,800	54,471
BRF	737,500	12,328,059
CETIP — Mercados Organizados	206,400	2,769,060
Cia de Saneamento Basico do Estado de Sao Paulo	83,000	785,869
Cia de Saneamento de Minas Gerais-COPASA	115,100	1,171,447
Cia Energetica de Minas Gerais ADR	413,702	1,145,954
Cosan, Cl A	55,841	373,018
Cosan SA Industria Comercio	35,600	374,951
EDP — Energias do Brasil	2,031,500	9,009,675
Engie Brasil Energia	31,700	417,759
Equatorial Energia	28,300	482,664
Fibria Celulose	1,077,900	6,585,615
Fleury	28,100	271,172
Hypermarcas	112,000	955,095
JBS	4,620,707	15,533,465
Light	496,800	2,215,559
Magazine Luiza*	10,900	152,117
Marfrig Global Foods*	2,055,600	3,613,656
MRV Engenharia e Participacoes	96,800	401,542
Multiplus	162,000	2,154,404
Nova Embrapar Participacoes*	854	—
Porto Seguro	550,300	4,821,744
Qualicorp	137,300	904,070
Raia Drogasil	624,300	12,863,769
Sao Martinho	41,300	674,195
Seara Alimentos* (A)	911	2
Smiles	380,900	6,136,879
TIM Participacoes ADR	35,425	456,628
TIM Participacoes	1,524,100	3,943,745
Ultrapar Participacoes	247,400	5,646,311

		113,759,691

Chile — 0.8%
Enersis Americas ADR	746,534	6,479,915
Enersis Chile ADR	746,534	4,285,105

		10,765,020

China — 15.6%
Agricultural Bank of China	43,478,000	15,971,373
Angang Steel	476,000	232,527
Bank of China	77,239,000	31,758,147
Bank of Communications	3,468,000	2,337,807

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
China — continued
BYD Electronic International	570,000	$433,466
Changyou.com ADR*	26,036	514,211
China Citic Bank	13,477,000	8,511,716
China Communications Services	2,568,000	1,393,494
China Construction Bank	37,588,000	25,193,030
China Finance Online ADR*	31,435	135,171
China Lodging Group ADR	55,346	2,126,947
China Machinery Engineering	302,000	188,789
China Petroleum & Chemical	11,702,000	8,310,737
China Railway Construction	207,000	248,131
China Southern Airlines	10,144,000	6,694,329
China Sports International*	670,000	4,498
China Telecom	38,942,000	19,173,855
Chongqing Rural Commercial Bank	3,746,000	1,965,124
Dongfeng Motor Group	1,228,000	1,514,740
Future Land Holdings, Cl A	603,239	966,269
Guangzhou R&F Properties	232,800	352,273
Industrial & Commercial Bank of China	933,000	527,927
Kunlun Energy	2,272,000	1,716,065
Maanshan Iron & Steel*	1,904,000	424,562
NetEase ADR	132,860	27,139,312
New Oriental Education & Technology Group ADR	426,852	18,807,099
People’s Insurance Group of China	2,225,000	854,622
PetroChina	10,896,000	7,387,214
Qingling Motors	228,000	72,293
Semiconductor Manufacturing International*	4,278,000	347,384
Shanghai Mechanical and Electrical Industry, Cl B	180,674	394,773
Sinopec Shanghai Petrochemical	6,126,000	2,984,672
Sinopharm Group	71,600	346,538
Tencent Holdings	567,900	13,651,442
TravelSky Technology	484,000	927,026
Weibo ADR*	53,649	1,745,738
Weichai Power	264,000	316,457
Weiqiao Textile	891,000	709,731
Xinhua Winshare Publishing and Media	433,000	460,436
Xtep International Holdings	643,000	330,683
Zijin Mining Group	840,000	305,321

		207,475,929

Colombia — 0.2%
Almacenes Exito	198,375	904,642
Avianca Holdings ADR	114,340	692,900
Ecopetrol ADR*	51,865	443,446
Grupo de Inversiones Suramericana	20,314	253,561

		2,294,549

Egypt — 0.2%
Commercial International Bank Egypt	419,328	2,258,631
Talaat Moustafa Group	521,702	330,120

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Egypt — continued
Telecom Egypt	282,406	$292,193

		2,880,944

Greece — 0.0%
Hellenic Telecommunications Organization	33,461	325,464
Motor Oil Hellas Corinth Refineries	25,046	292,616

		618,080

Hong Kong — 5.6%
Agile Group Holdings	686,000	392,586
Belle International Holdings	891,000	589,146
China Aoyuan Property Group	1,459,000	308,409
China Foods	902,000	342,970
China High Speed Transmission Equipment Group	720,000	556,816
China Lesso Group Holdings	3,091,000	1,749,006
China Maple Leaf Educational Systems	408,000	349,711
China Mobile	2,742,500	33,811,111
China Resources Land	474,000	1,177,913
China Unicom Hong Kong	12,566,000	13,394,620
CNOOC	610,000	729,635
Future Land Development Holdings	1,724,000	264,431
Geely Automobile Holdings	13,925,000	9,153,627
Kingboard Chemical Holdings	345,500	745,472
Lee & Man Paper Manufacturing	497,000	383,077
Longfor Properties	1,781,000	2,433,311
Minth Group	120,000	388,225
Nexteer Automotive Group	315,000	311,817
Nine Dragons Paper Holdings	349,000	277,098
Pou Sheng International Holdings*	925,000	264,681
Real Nutriceutical Group	885,000	82,130
Sinopec Engineering Group	299,500	260,958
Skyworth Digital Holdings	4,950,000	3,694,125
Sun Art Retail Group	432,500	300,471
TCL Multimedia Technology Holdings*	444,000	239,787
Tianneng Power International	2,886,000	1,982,674
Tonly Electronics Holdings	9,000	4,095
Uni-President China Holdings	1,143,000	876,579

		75,064,481

Hungary — 0.1%
MOL Hungarian Oil & Gas	11,514	721,918

India — 10.8%
Adani Power*	589,539	245,990
Amtek Auto*	676,330	481,614
Apollo Tyres	2,552,288	6,222,119
Aurobindo Pharma	789,736	9,330,993
Bharat Petroleum	2,541,112	22,482,496
Bodal Chemicals*	157,275	259,327
Britannia Industries	64,826	2,839,240
Ceat	162,677	2,097,668

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
India — continued
Chennai Petroleum*	139,387	$555,280
Exide Industries	100,419	268,494
Geometric	101,511	340,289
Havells India	49,502	287,952
HCL Technologies	1,401,532	15,754,027
Hexaware Technologies	591,538	1,950,746
Himatsingka Seide	138,814	564,188
Hindalco Industries	456,182	909,504
Hindustan Petroleum	1,133,997	21,359,469
Housing Development & Infrastructure*	515,398	783,273
Indian Oil	1,302,357	10,584,506
Indraprastha Gas	189,529	1,834,457
ITC	297,956	1,122,921
JK Tyre & Industries	596,820	803,214
JSW Steel	87,701	2,193,278
Jubilant Life Sciences	66,589	333,666
Karnataka Bank	117,259	256,627
Mahindra & Mahindra Financial Services	54,853	270,846
Manappuram Finance	225,593	276,161
Mindtree	158,782	1,371,639
MRF	15,393	7,777,308
Muthoot Finance	67,745	335,514
NCC	4,436	5,414
Nilkamal	30,379	576,491
Petronet LNG	161,644	719,115
Sasken Communications Technologies	76,232	407,876
Tata Chemicals	67,380	477,348
Tata Consultancy Services	239,446	9,363,005
Tata Elxsi	108,901	2,684,035
Tata Motors	1,414,189	10,623,571
Tata Power	248,611	267,224
Tata Steel	65,880	349,193
Torrent Power	71,369	180,646
Uflex	63,461	231,448
UPL	125,801	1,173,498
Welspun India	924,060	1,411,921
WNS Holdings ADR*	69,980	1,964,339

		144,327,930

Indonesia — 2.2%
Adaro Energy	2,942,400	233,622
Bank Negara Indonesia Persero	10,168,800	4,153,383
Bank Tabungan Negara Persero	6,633,600	1,000,218
Darma Henwa*	6,998,260	26,714
Gudang Garam	276,400	1,424,889
Indofood Sukses Makmur	1,983,600	1,260,715
Matahari Department Store	765,300	1,164,149
Telekomunikasi Indonesia ADR	99,890	6,592,740
Telekomunikasi Indonesia Persero	39,309,300	12,694,456

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Indonesia — continued
United Tractors	1,119,700	$1,346,358

		29,897,244

Malaysia — 2.8%
Fraser & Neave Holdings	64,400	405,022
JCY International	818,000	119,570
KSL Holdings	377,300	104,741
Land & General	36,465	3,539
Petronas Dagangan	201,200	1,149,714
Public Bank	311,000	1,489,866
Sunway Construction Group	1,313,300	532,354
Telekom Malaysia	972,500	1,631,784
Tenaga Nasional	8,483,300	29,969,255
Top Glove	1,311,800	1,382,538
Unisem M	569,500	376,355
YTL	1,111,700	456,096

		37,620,834

Mexico — 1.8%
Alfa, Cl A	570,926	931,751
Alpek, Cl A	789,784	1,400,972
Bio Pappel*	15,115	19,823
Controladora Vuela Cia de Aviacion ADR*	86,193	1,560,093
Gruma, Cl B	639,045	9,200,203
Grupo Aeroportuario del Pacifico, Cl B	539,237	5,301,203
Grupo Financiero Banorte, Cl O	283,131	1,550,803
Grupo Mexico, Ser B	199,641	481,694
Industrias Bachoco	67,218	291,170
Industrias CH, Cl B* (A)	64,770	260,151
Industrias Penoles	10,828	277,347
OHL Mexico*	1,803,469	2,482,535

		23,757,745

Peru — 1.7%
Credicorp	138,042	22,132,274

Philippines — 0.3%
Cebu Air	43,690	101,087
First Gen*	1,599,200	879,204
Globe Telecom	49,525	2,384,264

		3,364,555

Poland — 2.3%
Asseco Poland	32,968	453,205
Eurocash	407,688	5,471,550
KGHM Polska Miedz	13,643	275,003
PGE Polska Grupa Energetyczna	539,259	1,771,284
Polski Koncern Naftowy ORLEN	1,057,155	16,941,499
Polskie Gornictwo Naftowe i Gazownictwo	2,581,720	3,584,158
Tauron Polska Energia	2,327,921	1,839,923

		30,336,622

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Qatar — 0.4%
Barwa Real Estate	419,013	$4,038,874
Ooredoo QSC	26,239	685,978
United Development QSC	50,408	273,257

		4,998,109

Russia — 0.3%
Gazprom PJSC ADR	95,337	388,022
Novolipetsk Steel PJSC GDR	20,059	289,853
Rosneft PJSC GDR	60,826	293,972
Sberbank of Russia PJSC ADR	55,243	480,669
Sistema GDR	222,295	1,809,481
Yandex, Cl A*	32,777	709,622

		3,971,619

South Africa — 5.7%
Anglo American Platinum*	10,788	341,952
Brait*	305,309	2,744,015
Clicks Group	107,038	958,166
DRDGOLD ADR	47,404	393,453
FirstRand	6,055,913	21,198,150
Gold Fields ADR	1,666,418	10,348,456
Harmony Gold Mining ADR	1,222,751	5,587,972
Harmony Gold Mining	87,163	393,140
Impala Platinum Holdings*	8,121	35,687
Investec	4,937	29,751
JSE	29,471	360,732
Kumba Iron Ore	33,048	322,618
Liberty Holdings	254,071	2,242,139
MMI Holdings	2,796,214	4,665,309
Peregrine Holdings	133,875	290,679
Reunert	135,618	610,617
Sappi*	297,263	1,512,307
Sasol	458,614	12,182,572
Sibanye Gold	745,490	3,447,849
SPAR Group	81,254	1,212,144
Standard Bank Group	355,722	3,550,493
Steinhoff International Holdings	104,416	660,214
Telkom	660,239	3,064,032

		76,152,447

South Korea — 19.8%
BNK Financial Group	3	24
CJ	89,261	15,977,173
CJ Hellovision	33,523	276,229
CKH Food & Health*	84,793	193,408
Coway	9,422	720,855
Dongkuk Steel Mill	35,166	284,744
Dongyang E&P	15,443	188,876
Ecoplastic	108,310	300,713
e-LITECOM	17,423	186,650
Hana Financial Group	544,880	13,401,280

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — continued
Hanwha	283,370	$9,005,912
Hanwha Chemical	27,843	635,083
Hite Holdings	14,760	179,863
Husteel	22,760	292,589
Hyosung	5,455	676,914
Hyundai Hy Communications & Network	15,910	54,328
INTOPS	8,242	146,791
KB Insurance	14,076	356,879
Kia Motors	486,365	18,301,375
Korea District Heating	2,802	167,847
Korea Electric Power	385,710	21,107,908
Korea Petrochemical Industries	2,321	486,930
KT	437,709	12,406,607
KT&G	8,194	885,126
Kwangju Bank	73,625	623,757
LG Chemical	5,566	1,209,946
LG Display	658,339	18,219,443
LG Electronics	79,479	3,796,033
LG Uplus	143,340	1,401,217
Lotte Chemical	9,742	2,639,555
NS Shopping*	1,916	306,177
Poongsan	9,398	260,508
POSCO	1,334	269,741
Samsung Electronics	60,348	82,913,513
Seoyon	89,170	879,640
Seoyon E-Hwa	119,199	1,383,375
SK Holdings	40,449	7,529,006
SK Hynix	778,039	23,893,712
SK Innovation	28,587	3,726,020
SK Telecom	35,296	7,247,315
S-Oil	24,895	1,700,190
Woori Bank	1,111,627	10,023,151

		264,256,403

Taiwan — 9.3%
Apacer Technology*	306,000	266,958
AU Optronics	11,198,000	4,542,621
Cheng Loong	1,863,680	653,861
Coretronic*	386,250	364,193
Darwin Precisions	586,000	254,240
Elitegroup Computer Systems	300,926	154,597
First Financial Holding	498,000	276,121
Formosa Chemicals & Fibre	898,000	2,337,619
Formosa Petrochemical	877,000	2,494,490
Fubon Financial Holding	11,543,520	14,337,643
Global Brands Manufacture	389,643	103,749
Hon Hai Precision Industry	10,138,147	27,915,394
Innolux	24,280,640	8,975,082
Inventec	4,267,851	3,308,878
Mercuries & Associates Holding	82,138	49,273

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — continued
Pegatron	6,120,343	$15,011,836
Pou Chen	7,507,270	10,229,810
Powertech Technology	636,000	1,617,743
Shinkong Synthetic Fibers	649,000	174,229
Sitronix Technology	79,000	262,319
Star Comgistic Capital	342,000	136,594
Taishin Financial Holding*	3,088,807	1,238,503
Taiwan Business Bank*	1,265,242	333,323
Taiwan PCB Techvest	294,000	271,685
Taiwan Semiconductor	326,000	393,165
Taiwan Semiconductor Manufacturing ADR	460,456	12,791,468
Taiwan Surface Mounting Technology	647,829	548,939
Taiwan Union Technology	395,000	503,602
TOPBI International Holdings	108,000	480,406
United Microelectronics	25,149,000	9,374,842
Win Semiconductors	205,361	376,331
Winbond Electronics*	13,969,000	4,196,432
Wistron	362,000	287,464
Yuanta Financial Holding	2	1

		124,263,411

Thailand — 4.5%
Asia Aviation	1,381,800	265,807
Bangchak Petroleum NVDR	2,847,900	2,739,152
Bangkok Bank	665,900	3,259,717
Bangkok Bank NVDR	420,400	2,057,944
Indorama Ventures	575,000	548,916
IRPC NVDR	11,804,100	1,680,974
Krung Thai Bank	5,257,400	2,626,436
Krung Thai Bank NVDR	10,352,900	5,171,991
PTG Energy	1,216,000	977,548
PTT Exploration & Production NVDR	380,100	900,323
PTT Global Chemical NVDR	4,904,800	8,554,884
PTT NVDR	1,519,100	14,392,851
Regional Container Line NVDR	839,700	141,035
Siam Cement NVDR	32,850	481,008
Srithai Superware NVDR	2,235,400	129,644
Star Petroleum Refining NVDR	3,057,800	807,688
Syntec Construction	4,029,200	434,964
Thai Airways International NVDR	759,800	550,817
Thai Oil NVDR	1,065,700	1,858,779
Thanachart Capital	3,005,900	3,516,808
Thanachart Capital NVDR	2,550,300	2,983,771
Tipco Asphalt NVDR	4,257,200	3,239,041
Tisco Financial Group NVDR	273,600	424,186
TMB Bank NVDR	17,278,300	1,121,130
Vanachai Group NVDR	1,043,600	530,339

		59,395,753

Turkey — 3.3%
Aksa Akrilik Kimya Sanayii	13,389	34,913

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Turkey — continued
Alarko Gayrimenkul Yatirim Ortakligi‡	66,476	$659,542
Arcelik	43,402	296,664
Eregli Demir ve Celik Fabrikalari	7,209,954	10,956,900
Haci Omer Sabanci Holding	246,657	735,649
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim*	302,419	81,996
Koza Anadolu Metal Madencilik Isletmeleri*	834,501	240,229
Petkim Petrokimya Holding	273,656	394,804
Trakya Cam Sanayii	1,184,045	971,032
Turk Sise ve Cam Fabrikalari	6,143,040	6,909,108
Turkiye Halk Bankasi	402,476	1,058,917
Turkiye Is Bankasi, Cl C	5,266,492	8,109,211
Turkiye Vakiflar Bankasi TAO, Cl D	7,272,104	10,759,243
Vestel Beyaz Esya Sanayi ve Ticaret	94,879	316,321
Vestel Elektronik Sanayi ve Ticaret*	972,347	2,070,035
Yapi ve Kredi Bankasi	450,286	520,004

		44,114,568

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank	554,357	1,026,336
Aldar Properties PJSC	2,280,028	1,787,819
Amlak Finance PJSC*	668,088	260,112
Emaar Properties PJSC	311,940	586,418

		3,660,685

United Kingdom — 0.2%
Lukoil PJSC ADR	46,724	1,997,451
Polymetal International	22,659	333,767

		2,331,218

TOTAL COMMON STOCK (Cost $1,202,400,081)		1,298,506,670

PREFERRED STOCK — 2.4%
Brazil — 2.4%
Banco Bradesco	199,934	1,757,377
Banco do Estado do Rio Grande do Sul	81,500	271,466
Braskem, Ser A	947,210	5,445,347
Centrais Eletricas Brasileiras, Cl A*	32,900	227,289
Cia de Transmissao de Energia Eletrica Paulista	16,400	348,090
Cia Energetica de Minas Gerais	3,127,116	8,776,448
Cia Energetica de Sao Paulo	406,100	1,738,425
Cia Paranaense de Energia, Ser B	303,800	3,019,823
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B	92,100	357,049
Gerdau	410,400	983,471
Metalurgica Gerdau, Cl A	858,000	714,471
Petroleo Brasileiro*	736,700	2,706,050
San Carlos Empreendimentos e Participacoes* (A)	455	—
Suzano Papel e Celulose, Cl A	371,200	1,133,383
Telefonica Brasil	235,200	3,583,420

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

PREFERRED STOCK — continued
	Shares	Value
Brazil — continued
Vale, Cl A	226,200	$1,045,052

TOTAL PREFERRED STOCK (Cost $60,289,679)		32,107,161

WARRANTS — 0.0%
	Number of Warrants	Value
Thailand — 0.0%
Jasmine International, Expires 12/31/20*	1	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS — 99.9% (Cost $1,262,689,760)†		$1,330,613,831

Percentages are based on Net Assets of $1,331,736,146.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2016, was $260,153 and represented 0.0% of net assets.

†	At July 31, 2016, the tax cost basis of the Fund’s investments was $1,262,689,760, and the unrealized appreciation and depreciation were $239,146,934 and $(171,222,863), respectively.

ADR  — American Depositary Receipt

Cl  — Class

GDR  — Global Depositary Receipt

NVDR  — Non-Voting Depositary Receipt

PJSC  — Public Joint Stock Company

Ser  — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2016 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of July 31, 2016 was as follows:

Investments in Securities	Level 1	Level 2		Level 3†		Total
Common Stock
Argentina	$10,344,641	$—		$—		$10,344,641
Brazil	113,759,689	—		2		113,759,691
Chile	10,765,020	—		—		10,765,020
China	207,475,929	—		—		207,475,929
Colombia	2,294,549	—		—		2,294,549
Egypt	—	2,880,944		—		2,880,944
Greece	618,080	—		—		618,080
Hong Kong	75,064,481	—		—		75,064,481
Hungary	721,918	—		—		721,918
India	144,327,930	—		—		144,327,930
Indonesia	29,897,244	—		—		29,897,244
Malaysia	37,620,834	—		—		37,620,834
Mexico	23,497,594	—		260,151		23,757,745
Peru	22,132,274	—		—		22,132,274
Philippines	3,364,555	—		—		3,364,555
Poland	30,336,622	—		—		30,336,622
Qatar	4,998,109	—		—		4,998,109
Russia	3,971,619	—		—		3,971,619
South Africa	76,152,447	—		—		76,152,447
South Korea	264,256,403	—		—		264,256,403
Taiwan	124,263,411	—		—		124,263,411
Thailand	59,395,753	—		—		59,395,753
Turkey	44,114,568	—		—		44,114,568
United Arab Emirates	3,074,267	586,418		—		3,660,685
United Kingdom	2,331,218	—		—		2,331,218

Total Common Stock	1,294,779,155	3,467,362		260,153		1,298,506,670

Preferred Stock
Brazil	32,107,161	—		—	^	32,107,161

Total Preferred Stock	32,107,161	—		—		32,107,161

Warrants	—	—	^	—		—

Total Investments in Securities	$1,326,886,316	$3,467,362		$260,153		$1,330,613,831

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents securities in which the fair value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of July 31, 2016, securities with a total value $3,467,362 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1, Level 2 and Level 3 assets for the period ended July 31, 2016. All other transfers were considered to have occurred as of the end of the period.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016